Goodwill and other intangible assets - Sensitivity analysis (Details)	12 Months Ended
Dec. 31, 2023
IHS Nigeria Limited | Discount rate
Goodwill and other intangible assets
Change that would cause the carrying amount to exceed the recoverable amount	0.473
IHS Nigeria Limited | Tenancy ratio
Goodwill and other intangible assets
Period of tenancy ratio	4 years
Change that would cause the carrying amount to exceed the recoverable amount	(1.36)
IHS Nigeria Limited | Gross margin (excluding depreciation and amortization)
Goodwill and other intangible assets
Period of gross margin	4 years
Change that would cause the carrying amount to exceed the recoverable amount	(0.1980)
IHS Nigeria Limited | Terminal growth rate | Maximum
Goodwill and other intangible assets
Terminal growth rate that would cause carrying amount to exceed recoverable amount	0.00%
IHS Cameroon S.A. | Discount rate
Goodwill and other intangible assets
Change that would cause the carrying amount to exceed the recoverable amount	0.047
IHS Cameroon S.A. | Tenancy ratio
Goodwill and other intangible assets
Period of tenancy ratio	4 years
Change that would cause the carrying amount to exceed the recoverable amount	(0.39)
IHS Cameroon S.A. | Gross margin (excluding depreciation and amortization)
Goodwill and other intangible assets
Period of gross margin	4 years
Change that would cause the carrying amount to exceed the recoverable amount	(0.100)
IHS Cameroon S.A. | Terminal growth rate | Maximum
Goodwill and other intangible assets
Terminal growth rate that would cause carrying amount to exceed recoverable amount	0.00%
IHS Cote d Ivoire S.A. | Discount rate
Goodwill and other intangible assets
Change that would cause the carrying amount to exceed the recoverable amount	0.064
IHS Cote d Ivoire S.A. | Tenancy ratio
Goodwill and other intangible assets
Period of tenancy ratio	4 years
Change that would cause the carrying amount to exceed the recoverable amount	(0.80)
IHS Cote d Ivoire S.A. | Gross margin (excluding depreciation and amortization)
Goodwill and other intangible assets
Period of gross margin	4 years
Change that would cause the carrying amount to exceed the recoverable amount	(0.154)
IHS Cote d Ivoire S.A. | Terminal growth rate | Maximum
Goodwill and other intangible assets
Terminal growth rate that would cause carrying amount to exceed recoverable amount	0.00%
IHS Rwanda Group | Discount rate
Goodwill and other intangible assets
Change that would cause the carrying amount to exceed the recoverable amount	0.117
IHS Rwanda Group | Tenancy ratio
Goodwill and other intangible assets
Period of tenancy ratio	4 years
Change that would cause the carrying amount to exceed the recoverable amount	(0.52)
IHS Rwanda Group | Gross margin (excluding depreciation and amortization)
Goodwill and other intangible assets
Period of gross margin	4 years
Change that would cause the carrying amount to exceed the recoverable amount	(0.199)
IHS Rwanda Group | Terminal growth rate | Maximum
Goodwill and other intangible assets
Terminal growth rate that would cause carrying amount to exceed recoverable amount	0.00%
IHS Kuwait Limited | Discount rate
Goodwill and other intangible assets
Change that would cause the carrying amount to exceed the recoverable amount	0.073
IHS Kuwait Limited | Tenancy ratio
Goodwill and other intangible assets
Period of tenancy ratio	4 years
Change that would cause the carrying amount to exceed the recoverable amount	(0.67)
IHS Kuwait Limited | Gross margin (excluding depreciation and amortization)
Goodwill and other intangible assets
Period of gross margin	4 years
Change that would cause the carrying amount to exceed the recoverable amount	(0.332)
IHS Kuwait Limited | Terminal growth rate | Maximum
Goodwill and other intangible assets
Terminal growth rate that would cause carrying amount to exceed recoverable amount	0.00%
IHS South Africa Proprietary Limited | Discount rate
Goodwill and other intangible assets
Change that would cause the carrying amount to exceed the recoverable amount	0.031
IHS South Africa Proprietary Limited | Tenancy ratio
Goodwill and other intangible assets
Period of tenancy ratio	4 years
Change that would cause the carrying amount to exceed the recoverable amount	(0.40)
IHS South Africa Proprietary Limited | Gross margin (excluding depreciation and amortization)
Goodwill and other intangible assets
Period of gross margin	4 years
Change that would cause the carrying amount to exceed the recoverable amount	(0.084)
IHS South Africa Proprietary Limited | Terminal growth rate | Maximum
Goodwill and other intangible assets
Terminal growth rate that would cause carrying amount to exceed recoverable amount	0.00%
IHS Latam tower businesses
Goodwill and other intangible assets
Period of gross margin	10 years
I-Systems
Goodwill and other intangible assets
Period of gross margin	10 years